RELATED PARTY TRANSACTIONS - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of related party transactions [Abstract]
Salaries and other short-term employee benefits	$ 8.4	$ 6.5
Post-employment benefits – defined benefit plans	2.2	1.6
Share-based payments expense	6.6	24.8
Key management personnel compensation	17.2	32.9
Compensation earned by non-employee directors	$ 2.4	$ 1.9